Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010
Cash flows from operating activities:
Net loss	$ (1,083,807)	$ (488,756)
Adjustments to reconcile net loss to net cash used by operating activities:
Non-cash expenses	448,714	431,912
Changes in assets and liabilities:
Accounts Receivable	(9,604)	5,881
Inventory	11,089	694
Prepaid Expenses	372,451	0
Accrued Executive Compensation	75,513	0
Accounts Payable	41,341	50,234
Other Liabilities	80,890	0
Net cash (used) by operating activities	(63,413)	(35)
Cash flows from financing activities:
Sale of common stock	73,388	0
Net cash provided by financing activities	73,388	0
Net increase (decrease) in cash	9,975	(35)
Cash at beginning of period	193	298
Cash at end of period	10,168	263
Supplemental disclosures of non-cash investing and financing activities:
Stock issued in exchange for payment of expenses by JVW Entertainment, Inc.	0	70,689
Common Stock issued as additional incentive to close Westshore contracts	302,000	0
Common Stock issued to extend Westshore contracts	160,000	0
Common Stock issued for services	130,000	250,000
Common Stock issued for prepayment of services	295,000	0
Promissory Notes issued to acquire subsidiaries	3,687,674	0
Capital contribution for prepaid expenses by JVW Entertainment, Inc.	0	3,500
Capital contribution for payment of expenses by JVW Entertainment, Inc.	$ 3,000	$ 71,099